2. COMMITMENTS	12 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
(a)	Related Party Transactions

The Company leases its main Gardner facility from a corporation owned by Mr. Richard E. Forkey, who resigned from the Company’s board of directors on July 9, 2014. The Company is currently a tenant-at-will, paying rent of $9,000 per month. Total rent expense paid or accrued to such related party was $108,000 in each of fiscal years 2017 and 2016, and is included in the Company’s accompanying consolidated statements of operations.

On November 22, 2016, the Company entered into agreements with accredited investors for the sale and purchase of 1,333,334 units with each unit consisting of one share of the Company’s common stock, $0.01 par value and one warrant to purchase one-half of one share of the Company’s common stock, at a purchase price of $0.60 per unit. The Company received $780,000 in gross cash proceeds from the offering and settled an outstanding accounts payable balance with a consultant in the amount of $20,000 by issuing units. The Company is using the net proceeds from this placement for general working capital purposes.

The warrants issued in this offering will vest on October 2, 2017 and expire on October 16, 2017. The warrant exercise price is variable and depends on the Company’s achievement of certain performance criteria. The warrant exercise price was agreed to be $0.40 per share if the Company achieved both of the revenue and income performance criteria as defined, the exercise price would be $0.20 per share if the Company achieves one of the performance criteria, and the exercise price would be $0.01 if the Company did not achieve either of the performance criteria. Since the Company did not achieve either of the criteria, the exercise price of the warrants is $0.01.

In conjunction with the offering, the Company also entered into a registration rights agreement with the investors, whereby the Company was obligated to file a registration statement with the Securities Exchange Commission on or before 90 calendar days after November 22, 2016 to register the resale by the investors of the 1,333,334 shares and warrant shares purchased in the offering. The registration statement was filed with the Securities and Exchange Commission on February 3, 2017 and became effective on March 2, 2017.

Pursuant to the above transaction, the Company’s Chairman of the Board Mr. Woodward, as principal of MHW Partners, L.P., purchased 156,667 units at an aggregate purchase price of $94,000.

On October 19, 2015, the Company entered into agreements with accredited investors for the sale and purchase of 1,044,776 shares of the Company’s common stock, $0.01 par value at a purchase price of $0.67 per share. The Company received $700,000 in gross proceeds from the offering. The Company used the net proceeds from this placement for general working capital purposes.

In conjunction with the placement, the Company also entered into a registration rights agreement with the investors, whereby it was obligated to file a registration statement with the Securities Exchange Commission on or before 90 calendar days after October 19, 2015 to register the resale by the investors of the 1,044,776 shares of common stock purchased in the placement. The registration statement was filed with the Securities Exchange Commission on January 19, 2016 and became effective on February 1, 2016.

Pursuant to the above transaction, the Company’s director Mr. Schwartz purchased 14,925 shares of common stock at an aggregate purchase price of $10,000, and the Chairman of the Board Mr. Woodward, as principal of MHW Partners, L.P., purchased 87,313 shares of common stock at an aggregate purchase price of $58,500.

Transactions with Stockholders Known by the Company to Own 5% or More of the Company’s Common Stock

Pursuant to the November 2016 placement described above, Dolphin Offshore Partners L.P. and Hershey Strategic Capital, L.P. purchased 916,667 and 125,000, respectively, at aggregate purchase prices of $550,000 and $75,000, respectively. At the time of the transaction, both Dolphin Offshore Partners L.P. and Hershey Strategic Capital, L.P. were beneficial owners of more than 5% of outstanding common stock.

Pursuant to the October 2015 placement described above, Hershey Strategic Capital, L.P. purchased 37,313 shares of common stock at an aggregate purchase price of $25,000. At the time of the transaction, Hershey Strategic Capital was a beneficial owner of more than 5% of outstanding common stock.

(b)	Capital Lease Obligation

The Company entered into a five-year capital lease obligation in January 2016 for the acquisition of manufacturing equipment with payments totaling $51,252. At June 30, 2017, future minimum lease payments under the capital lease obligation are as follows:

Fiscal Year Ending June 30:	Amount
2018	$10,250
2019	10,250
2020	10,250
2021	5,126
Total minimum payments	35,876
Less: amount representing interest	3,921
Present value of minimum lease payments	31,955
Less: current portion	8,391
$23,564

The net book value of assets held under capital leases is $30,780 at June 30, 2017.

(c)	Operating Lease Commitments

The Company’s operating leases for its office space and equipment expired at various dates during fiscal year 2017 and the Company is continuing those rents on a month to month tenant at will basis. Rent expense on operating leases, excluding the related party rent described above, was $54,912 and $52,168 for the years ended June 30, 2017 and 2016, respectively.